EQUITY - Director/Trustee Deferred Share Unit Plan - Reconciliation of the changes (Details) - Director/Trustee Deferred Share Unit Plan EquityInstruments in Thousands	12 Months Ended
	Dec. 31, 2017 CAD EquityInstruments	Dec. 31, 2016 CAD EquityInstruments
Executive Deferred Stapled Unit Plan
Outstanding, Number, beginning balance | EquityInstruments	147	135
Granted, Number | EquityInstruments	23	28
Settled, Number | EquityInstruments	(142)	(16)
Outstanding, Number, ending balance | EquityInstruments	28	147
Outstanding, Weighted Average Grant Date Fair Value, beginning balance | CAD	CAD 35.43	CAD 35.51
New Grants, Weighted Average Grant Date Fair Value | CAD	48.75	40.27
Settled, Weighted Average Grant Date Fair Value | CAD	50.81	44.44
Outstanding, Weighted Average Grant Date Fair Value, ending balance | CAD	CAD 41.88	CAD 35.43